Short-term debt and short-term debt from related parties	9 Months Ended
Sep. 30, 2020
Short-term debt and short-term debt from related parties
Short-term debt and short-term debt from related parties

5.    Short-term debt and short-term debt from related parties

At September 30, 2020 and December 31, 2019, short-term debt and short-term debt from related parties consisted of the following:

Short-term debt and short-term debt from related parties

in € THOUS

	September 30,	December 31,
	2020	2019
Commercial paper program	260,961	999,732
Borrowings under lines of credit	46,010	143,875
Other	40	6,381
Short-term debt	307,011	1,149,988
Short-term debt from related parties (see note 3 c)	85,900	21,865
Short-term debt and short-term debt from related parties	392,911	1,171,853

The Company and certain consolidated entities operate a multi-currency notional pooling cash management system. The Company met the conditions to offset balances within this cash pool for reporting purposes. At September 30, 2020 and December 31, 2019, cash and borrowings under lines of credit in the amount of €1,195,698 and €152,598 were offset under this cash management system.

Commercial paper program

The Company maintains a commercial paper program under which short-term notes of up to €1,000,000 can be issued. At September 30, 2020, the outstanding commercial paper amounted to €261,000  (December 31, 2019: €1,000,000).

Other

At September 30, 2020, the Company had €40  (December 31, 2019: €6,381) of other debt outstanding related to fixed payments outstanding for acquisitions.

Short-term debt from related parties

On July 31, 2019, the Company and one of its subsidiaries, as borrowers, and Fresenius SE, as lender, amended and restated an unsecured loan agreement to increase the aggregate amount from $400,000 to €600,000.  The Company and one of its subsidiaries may request and receive one or more short-term advances until maturity on July 31, 2022. For further information on short-term debt from related parties, see note 3 c).